Mandatorily Redeemable Trust Preferred Securities	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Mandatorily Redeemable Trust Preferred Securities [Text Block]

13.       Mandatorily Redeemable Trust Preferred Securities

In June 2001, the Company issued Trust Preferred Securities through Fresenius Medical Care Capital Trusts IV and V, statutory trusts organized under the laws of the State of Delaware. On their redemption date of June 15, 2011, the Company redeemed these securities in the amount of $225,000 and €300,000 ($428,760 at the date of redemption), respectively, primarily with funds obtained under existing credit facilities.

The Trust Preferred Securities outstanding as of December 31, 2011 and 2010 are as follows:

				Mandatory
	Year	Stated	Interest	Redemption
	Issued	Amount	Rate	Date	2011	2010

Fresenius Medical Care Capital Trust IV	2001	$225,000	7 7/8%	June 15, 2011	$-	$224,835
Fresenius Medical Care Capital Trust V	2001	€300,000	7 3/8%	June 15, 2011	-	400,714
					$-	$625,549